Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
(part of Davis Fundamental ETF Trust)
January 31, 2025

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (95.57%)
COMMUNICATION SERVICES – (13.84%)
Media & Entertainment – (13.84%)
Alphabet Inc., Class C	138,038	$28,380,613
Meta Platforms, Inc., Class A	90,955	62,684,367
Total Communication Services		91,064,980
CONSUMER DISCRETIONARY – (14.07%)
Consumer Discretionary Distribution & Retail – (6.39%)
Amazon.com, Inc. *	176,913	42,048,682
Consumer Services – (7.68%)
MGM Resorts International *	1,101,622	37,983,926
Restaurant Brands International Inc. (Canada)	203,140	12,501,236
		50,485,162
Total Consumer Discretionary		92,533,844
CONSUMER STAPLES – (0.72%)
Food, Beverage & Tobacco – (0.72%)
Tyson Foods, Inc., Class A	84,006	4,745,499
Total Consumer Staples		4,745,499
ENERGY – (3.08%)
ConocoPhillips	90,973	8,990,862
Tourmaline Oil Corp. (Canada)	247,500	11,275,312
Total Energy		20,266,174
FINANCIALS – (36.01%)
Banks – (10.46%)
JPMorgan Chase & Co.	23,382	6,250,009
U.S. Bancorp	837,020	39,992,815
Wells Fargo & Co.	286,707	22,592,512
		68,835,336
Financial Services – (20.85%)
Capital Markets – (2.39%)
Bank of New York Mellon Corp.	182,744	15,703,192
Consumer Finance – (11.30%)
American Express Co.	22,220	7,053,739
Capital One Financial Corp.	330,223	67,269,727
		74,323,466
Financial Services – (7.16%)
Berkshire Hathaway Inc., Class B *	100,584	47,140,703
		137,167,361
Insurance – (4.70%)
Property & Casualty Insurance – (4.70%)
Markel Group Inc. *	16,915	30,933,814
Total Financials		236,936,511
HEALTH CARE – (17.73%)
Health Care Equipment & Services – (14.29%)
Cigna Group	58,074	17,085,952
CVS Health Corp.	535,390	30,238,827
Humana Inc.	72,331	21,209,619
Quest Diagnostics Inc.	100,293	16,357,788
Solventum Corp. *	123,359	9,135,968
		94,028,154
Pharmaceuticals, Biotechnology & Life Sciences – (3.44%)
Viatris Inc.	2,007,956	22,649,743
Total Health Care		116,677,897
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (3.25%)
Capital Goods – (3.25%)
AGCO Corp.	54,170	$5,656,973
Owens Corning	85,251	15,733,072
Total Industrials		21,390,045
INFORMATION TECHNOLOGY – (5.60%)
Semiconductors & Semiconductor Equipment – (5.60%)
Applied Materials, Inc.	176,560	31,842,596
Texas Instruments Inc.	27,163	5,014,561
Total Information Technology		36,857,157
MATERIALS – (1.27%)
Teck Resources Ltd., Class B (Canada)	203,595	8,322,964
Total Materials		8,322,964
TOTAL COMMON STOCK – (Identified cost $402,732,316)		628,795,071

	Principal	Value
SHORT-TERM INVESTMENTS – (4.41%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.33%, 02/03/25 (a)	$7,210,000	$7,210,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.33%, 02/03/25 (b)	21,773,000	21,773,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $28,983,000)		28,983,000
Total Investments – (99.98%) – (Identified cost $431,715,316)		657,778,071
Other Assets Less Liabilities – (0.02%)		128,751
Net Assets – (100.00%)		$657,906,822

*	Non-income producing security.
(a)	Dated 01/31/25, repurchase value of $7,212,602 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%- 6.50%, 07/01/49-08/01/54, total fair value $7,354,200).
(b)
Dated 01/31/25, repurchase value of $21,780,856 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.455%, 04/01/26-08/20/74, total fair value
$22,208,460).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (96.83%)
CONSUMER DISCRETIONARY – (0.96%)
Consumer Discretionary Distribution & Retail – (0.96%)
Prosus N.V., Class N (Netherlands)	64,221	$2,453,083
Total Consumer Discretionary		2,453,083
FINANCIALS – (95.87%)
Banks – (44.24%)
Bank of America Corp.	133,893	6,199,246
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	104,314	3,827,281
Danske Bank A/S (Denmark)	299,331	8,937,300
DBS Group Holdings Ltd. (Singapore)	339,994	11,128,657
DNB Bank ASA (Norway)	195,464	4,151,788
Fifth Third Bancorp	282,078	12,498,876
JPMorgan Chase & Co.	61,232	16,367,314
M&T Bank Corp.	20,156	4,056,194
Metro Bank Holdings PLC (United Kingdom) *	1,160,296	1,464,412
PNC Financial Services Group, Inc.	57,779	11,610,690
Truist Financial Corp.	147,705	7,033,712
U.S. Bancorp	236,269	11,288,933
Wells Fargo & Co.	183,928	14,493,526
		113,057,929
Financial Services – (35.45%)
Capital Markets – (12.81%)
Bank of New York Mellon Corp.	164,559	14,140,555
Charles Schwab Corp.	37,154	3,073,379
Julius Baer Group Ltd. (Switzerland)	165,510	11,629,447
State Street Corp.	38,268	3,888,794
		32,732,175
Consumer Finance – (14.35%)
American Express Co.	33,581	10,660,288
Capital One Financial Corp.	127,755	26,024,971
		36,685,259
Financial Services – (8.29%)
Berkshire Hathaway Inc., Class B *	34,779	16,299,874
Rocket Companies, Inc., Class A *	388,580	4,896,108
		21,195,982
		90,613,416
Insurance – (16.18%)
Life & Health Insurance – (0.65%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	296,500	1,669,498
Property & Casualty Insurance – (12.89%)
Chubb Ltd.	42,944	11,675,615
Loews Corp.	89,131	7,616,244
Markel Group Inc. *	7,466	13,653,671
		32,945,530
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (2.64%)
Everest Group, Ltd.	6,024	$2,093,400
RenaissanceRe Holdings Ltd.	19,937	4,636,948
		6,730,348
		41,345,376
Total Financials		245,016,721
TOTAL COMMON STOCK – (Identified cost $162,398,362)		247,469,804

	Principal	Value
SHORT-TERM INVESTMENTS – (2.98%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.33%, 02/03/25 (a)	$1,896,000	$1,896,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.33%, 02/03/25 (b)	5,725,000	5,725,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,621,000)		7,621,000
Total Investments – (99.81%) – (Identified cost $170,019,362)		255,090,804
Other Assets Less Liabilities – (0.19%)		489,322
Net Assets – (100.00%)		$255,580,126

*	Non-income producing security.
(a)	Dated 01/31/25, repurchase value of $1,896,684 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.95%, 02/01/37-06/01/53, total fair value $1,933,920).
(b)
Dated 01/31/25, repurchase value of $5,727,066 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.455%, 04/01/26-08/20/74, total fair value $5,839,500).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (98.56%)
COMMUNICATION SERVICES – (14.11%)
Media & Entertainment – (14.11%)
Alphabet Inc., Class C	48,881	$10,049,933
IAC Inc. *	44,172	1,869,801
Meta Platforms, Inc., Class A	38,095	26,254,312
NetEase, Inc., ADR (China)	58,600	6,027,010
Sea Limited, Class A, ADR (Singapore) *	44,254	5,389,695
Total Communication Services		49,590,751
CONSUMER DISCRETIONARY – (27.68%)
Consumer Discretionary Distribution & Retail – (9.31%)
Amazon.com, Inc. *	44,079	10,476,697
Coupang, Inc., Class A (South Korea) *	116,359	2,735,600
Naspers Ltd. - N (South Africa)	22,492	4,741,992
Prosus N.V., Class N (Netherlands)	386,838	14,776,255
		32,730,544
Consumer Durables & Apparel – (0.64%)
FILA Holdings Corp. (South Korea)	83,699	2,253,513
Consumer Services – (17.73%)
Delivery Hero SE (Germany) *	165,670	4,281,597
Entain plc (United Kingdom)	569,922	4,948,578
Meituan, Class B (China) *	962,640	18,321,495
MGM Resorts International *	417,253	14,386,884
Restaurant Brands International Inc. (Canada)	56,180	3,457,317
Trip.com Group Ltd., ADR (China) *	241,080	16,916,584
		62,312,455
Total Consumer Discretionary		97,296,512
CONSUMER STAPLES – (0.81%)
Food, Beverage & Tobacco – (0.81%)
Tyson Foods, Inc., Class A	50,354	2,844,497
Total Consumer Staples		2,844,497
ENERGY – (3.21%)
Tourmaline Oil Corp. (Canada)	247,596	11,279,686
Total Energy		11,279,686
FINANCIALS – (29.61%)
Banks – (4.37%)
Danske Bank A/S (Denmark)	437,591	13,065,410
Metro Bank Holdings PLC (United Kingdom) *	1,806,628	2,280,149
		15,345,559
Financial Services – (13.66%)
Capital Markets – (4.88%)
Julius Baer Group Ltd. (Switzerland)	230,154	16,171,613
Noah Holdings Ltd., Class A, ADS (China)	93,014	984,088
		17,155,701
Consumer Finance – (5.43%)
Capital One Financial Corp.	93,703	19,088,238
Financial Services – (3.35%)
Berkshire Hathaway Inc., Class B *	25,078	11,753,306
		47,997,245
Insurance – (11.58%)
Life & Health Insurance – (7.29%)
AIA Group Ltd. (Hong Kong)	1,045,690	7,351,351
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,249,015	18,294,174
		25,645,525
Property & Casualty Insurance – (4.29%)
Markel Group Inc. *	8,239	15,067,319
		40,712,844
Total Financials		104,055,648
HEALTH CARE – (12.44%)
Health Care Equipment & Services – (10.07%)
Cigna Group	16,839	4,954,202
CVS Health Corp.	161,360	9,113,613
Humana Inc.	30,070	8,817,426
Quest Diagnostics Inc.	16,318	2,661,466
Solventum Corp. *	133,061	9,854,497
		35,401,204
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (2.37%)
Viatris Inc.	737,163	$8,315,199
Total Health Care		43,716,403
INDUSTRIALS – (2.48%)
Capital Goods – (0.87%)
AGCO Corp.	29,311	3,060,948
Transportation – (1.61%)
Full Truck Alliance Co. Ltd., Class A, ADR (China)	503,200	5,666,032
Total Industrials		8,726,980
INFORMATION TECHNOLOGY – (4.87%)
Semiconductors & Semiconductor Equipment – (1.33%)
Applied Materials, Inc.	25,807	4,654,292
Software & Services – (0.30%)
Clear Secure, Inc., Class A	44,853	1,061,671
Technology Hardware & Equipment – (3.24%)
Samsung Electronics Co., Ltd. (South Korea)	319,204	11,399,962
Total Information Technology		17,115,925
MATERIALS – (2.29%)
Teck Resources Ltd., Class B (Canada)	196,959	8,051,684
Total Materials		8,051,684
REAL ESTATE – (1.06%)
Real Estate Management & Development – (1.06%)
KE Holdings Inc., Class A, ADR (China)	214,568	3,739,920
Total Real Estate		3,739,920
TOTAL COMMON STOCK – (Identified cost $268,639,534)		346,418,006

	Principal	Value
SHORT-TERM INVESTMENTS – (1.27%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.33%, 02/03/25 (a)	$1,112,000	$1,112,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.33%, 02/03/25 (b)	3,359,000	3,359,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,471,000)		4,471,000
Total Investments – (99.83%) – (Identified cost $273,110,534)		350,889,006
Other Assets Less Liabilities – (0.17%)		598,471
Net Assets – (100.00%)		$351,487,477

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 01/31/25, repurchase value of $1,112,401 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 4.50%, 11/01/33-02/20/62, total fair value $1,134,240).
(b)
Dated 01/31/25, repurchase value of $3,360,212 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.455%, 04/01/26-08/20/74, total fair value $3,426,180).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (99.89%)
COMMUNICATION SERVICES – (6.36%)
Media & Entertainment – (6.36%)
NetEase, Inc., ADR (China)	59,181	$6,086,766
Sea Limited, Class A, ADR (Singapore) *	57,264	6,974,182
Total Communication Services		13,060,948
CONSUMER DISCRETIONARY – (37.23%)
Consumer Discretionary Distribution & Retail – (13.98%)
Coupang, Inc., Class A (South Korea) *	313,365	7,367,211
JD.com, Inc., Class A, ADR (China)	59,019	2,403,254
Naspers Ltd. - N (South Africa)	43,502	9,171,534
Prosus N.V., Class N (Netherlands)	255,115	9,744,762
		28,686,761
Consumer Durables & Apparel – (3.04%)
FILA Holdings Corp. (South Korea)	232,048	6,247,664
Consumer Services – (20.21%)
Delivery Hero SE (Germany) *	166,569	4,304,830
Entain plc (United Kingdom)	816,001	7,085,259
Meituan, Class B (China) *	783,680	14,915,430
Restaurant Brands International Inc. (Canada)	66,500	4,092,410
Trip.com Group Ltd., ADR (China) *	157,960	11,084,053
		41,481,982
Total Consumer Discretionary		76,416,407
ENERGY – (3.60%)
Tourmaline Oil Corp. (Canada)	162,164	7,387,676
Total Energy		7,387,676
FINANCIALS – (31.74%)
Banks – (15.95%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	129,437	4,749,044
Danske Bank A/S (Denmark)	433,689	12,948,905
DBS Group Holdings Ltd. (Singapore)	306,289	10,025,428
DNB Bank ASA (Norway)	146,706	3,116,135
Metro Bank Holdings PLC (United Kingdom) *	1,501,074	1,894,509
		32,734,021
Financial Services – (6.36%)
Capital Markets – (6.36%)
Julius Baer Group Ltd. (Switzerland)	144,679	10,165,770
Noah Holdings Ltd., Class A, ADS (China)	274,134	2,900,338
		13,066,108
Insurance – (9.43%)
Life & Health Insurance – (9.43%)
AIA Group Ltd. (Hong Kong)	1,194,490	8,397,437
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,944,836	10,950,755
		19,348,192
Total Financials		65,148,321
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (5.17%)
Capital Goods – (2.97%)
ITOCHU Corp. (Japan)	132,170	$6,085,642
Transportation – (2.20%)
Full Truck Alliance Co. Ltd., Class A, ADR (China)	401,849	4,524,820
Total Industrials		10,610,462
INFORMATION TECHNOLOGY – (7.04%)
Semiconductors & Semiconductor Equipment – (2.82%)
Tokyo Electron Ltd. (Japan)	34,350	5,794,291
Technology Hardware & Equipment – (4.22%)
Samsung Electronics Co., Ltd. (South Korea)	242,343	8,654,970
Total Information Technology		14,449,261
MATERIALS – (5.03%)
Teck Resources Ltd., Class B (Canada)	174,311	7,125,834
Vale S.A., ADR (Brazil)	344,550	3,200,869
Total Materials		10,326,703
REAL ESTATE – (3.72%)
Real Estate Management & Development – (3.72%)
KE Holdings Inc., Class A, ADR (China)	437,469	7,625,085
Total Real Estate		7,625,085
TOTAL COMMON STOCK – (Identified cost $181,810,488)		205,024,863
Total Investments – (99.89%) – (Identified cost $181,810,488)		205,024,863
Other Assets Less Liabilities – (0.11%)		231,533
Net Assets – (100.00%)		$205,256,396

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments
January 31, 2025 (Unaudited)
Security Valuation - The Funds’ Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments - (Continued)
January 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of January 31, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$91,064,980	$–	$49,590,751	$13,060,948
Consumer Discretionary	92,533,844	–	47,973,082	24,946,928
Consumer Staples	4,745,499	–	2,844,497	–
Energy	20,266,174	–	11,279,686	7,387,676
Financials	236,936,511	206,035,619	46,892,951	7,649,382
Health Care	116,677,897	–	43,716,403	–
Industrials	21,390,045	–	8,726,980	4,524,820
Information Technology	36,857,157	–	5,715,963	–
Materials	8,322,964	–	8,051,684	10,326,703
Real Estate	–	–	3,739,920	7,625,085
Total Level 1	628,795,071	206,035,619	228,531,917	75,521,542
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	–	2,453,083	49,323,430	51,469,479
Financials	–	38,981,102	57,162,697	57,498,939
Industrials	–	–	–	6,085,642
Information Technology	–	–	11,399,962	14,449,261
Short-Term Investments	28,983,000	7,621,000	4,471,000	–
Total Level 2	28,983,000	49,055,185	122,357,089	129,503,321
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$657,778,071	$255,090,804	$350,889,006	$205,024,863

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Federal Income Taxes
At January 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost	$431,750,954	$170,462,384	$274,388,011	$184,076,909

Unrealized appreciation	236,387,749	89,033,918	98,445,787	36,786,943
Unrealized depreciation	(10,360,632)	(4,405,498)	(21,944,792)	(15,838,989)
Net unrealized appreciation	$226,027,117	$84,628,420	$76,500,995	$20,947,954